Note 4 - Leases - Future Undiscounted Lease Payments for Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
2021	$ 494
2022	463
2023	471
2024	485
2025	490
Thereafter	2,521
Total undiscounted lease payments	4,924
Less: imputed interest	(977)
Other Liabilities [Member]
Net lease liabilities	$ 3,947	$ 2,614